General Information and Summary of Significant Accounting Policies - Schedule of Entities Classified as Associates (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Entity's share		23.63%
Nexus S.A [member]
Disclosure of associates [line items]
Entity's share	14.8148%	14.8148%	12.90%
Transbank S.A
Disclosure of associates [line items]
Entity's share		8.7188%	8.7188%